UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    SPARROW CAPITAL MANAGEMENT, Inc
Address: 225 S. Meramec, Suite 732T
         St. Louis,MO 63105



13F File Number: 28-5189__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark Thompson
Title:   Compliance Officer
Phone:   314-725-6161_
Signature, Place, and Date of Signing:

Mark Thompson__   St. Louis, MO___   JULY 18, 2002


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:        $92,353


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ACTIVISION INC NEW             COM              004930202      201     6915 SH       DEFINED                  2600        0     4315
APPLE COMPUTER INC             COM              037833100     3201   180660 SH       DEFINED                     0        0   180660
AUTONATION INC                 COM              05329W102      191    13180 SH       DEFINED                     0        0    13180
AUTOZONE INC NEVADA            COM              053332102     3635    47030 SH       DEFINED                  3500        0    43530
BLOCKBUSTER INC CL A           COM              093679108      256     9525 SH       DEFINED                  3610        0     5915
CENTRAL MINERA CORP COM        COM              154130108        2    16300 SH       DEFINED                     0        0    16300
CISCO SYSTEMS INC              COM              17275R102     2759   197805 SH       DEFINED                     0        0   197805
CORINTHIAN COLLEGES INC        COM              218868107      277     8170 SH       DEFINED                  3080        0     5090
COUNTRYWIDE CREDIT INDS INC    COM              222372104      225     4660 SH       DEFINED                  1810        0     2850
8X8 INC NEW                    COM              282914100        4    13000 SH       DEFINED                     0        0    13000
ELECTRONIC DATA SYS CORP (NEW) COM              285661104     2504    67408 SH       DEFINED                     0        0    67408
FEDERAL NATL MTG ASSN          COM              313586109     5149    69820 SH       DEFINED                     0        0    69820
FIDELITY NATIONAL FINL INC     COM              316326107      307     9700 SH       SOLE                     9700        0        0
FIRST DATA CORP                COM              319963104     5654   152000 SH       DEFINED                  8600        0   143400
GEN DYNAMICS CORP              COM              369550108      298     2800 SH       SOLE                     2800        0        0
GENERAL ELECTRIC CO            COM              369604103     3831   131881 SH       DEFINED                     0        0   131881
GENERAL MOTORS CORPORATION     COM              370442105     3791    70925 SH       DEFINED                     0        0    70925
HEALTH NET INC                 COM              42222G108      217     8110 SH       DEFINED                  3070        0     5040
JDA SOFTWARE GROUP INC         COM              46612K108      425    15043 SH       DEFINED                  4610        0    10433
KRAFT FOODS INC                COM              50075N104     4986   121760 SH       DEFINED                  7900        0   113860
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     3360    53740 SH       DEFINED                     0        0    53740
MARATHON OIL CORP              COM              565849106     3973   146487 SH       DEFINED                     0        0   146487
MARSHALL & ILSLEY CP           COM              571834100      481    15540 SH       DEFINED                     0        0    15540
MATTEL INC                     COM              577081102      253    12000 SH       SOLE                    12000        0        0
MCDONALDS CORP                 COM              580135101      276     9700 SH       SOLE                     9700        0        0
MEDICAL DEVICE ALLIANCE INC.   RESTRICTED       59449S19T        0    20000 SH       DEFINED                     0        0    20000
MICROSOFT CORP                 COM              594918104      248     4530 SH       DEFINED                     0        0     4530
MOHAWK INDUSTRIES INC          COM              608190104      255     4150 SH       DEFINED                     0        0     4150
NIKE INC CL B                  COM              654106103     4267    79534 SH       DEFINED                     0        0    79534
NORTH FORK BANCORPORATION NY   COM              659424105      236     5935 SH       DEFINED                  2240        0     3695
OCCIDENTAL PETROLEUM           COM              674599105      273     9100 SH       SOLE                     9100        0        0
OCEAN ENERGY INC (NEW)         COM              67481E106      282    13000 SH       SOLE                    13000        0        0
OFFICE DEPOT INC               COM              676220106      172    10260 SH       DEFINED                  3790        0     6470
PEPSI BOTTLING GROUP INC       COM              713409100     7247   235279 SH       DEFINED                 10160        0   225119
PROCTER & GAMBLE COMPANY       COM              742718109      277     3100 SH       SOLE                     3100        0        0
PROGRESSIVE CORP OHIO          COM              743315103      295     5100 SH       SOLE                     5100        0        0
R & G FINANCIAL CORP           COM              749136107      218     9210 SH       DEFINED                  3460        0     5750
SEMPRA ENERGY                  COM              816851109     3661   165436 SH       DEFINED                     0        0   165436
STAPLES, INC.                  COM              855030102      256    13000 SH       SOLE                    13000        0        0
SYSCO CORP                     COM              871829107     4881   179320 SH       DEFINED                  9950        0   169370
TECO ENERGY INC                COM              872375100     4883   197301 SH       DEFINED                     0        0   197301
TARGET CORP                    COM              87612E106     3385    88840 SH       DEFINED                     0        0    88840
TENET HEALTHCARE CORP          COM              88033G100     7613   106395 SH       DEFINED                  3500        0   102895
UNITED PARCEL SERVICE INC         CL B          911312106      284     4600 SH       SOLE                     4600        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3805    56041 SH       DEFINED                     0        0    56041
WASHINGTON MUTUAL INC          COM              939322103     3559    95901 SH       DEFINED                  8000        0    87901